Equity (Details) - Schedule of RSUs and PSUs activity	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule Of Rsus And Psus Activity Abstract
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs	3,945,120
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 13.67
Granted, Number of RSUs and PSUs	3,126,358
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 9.95
Vested, Number of RSUs and PSUs	(1,726,171)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 14.76
Forfeited, Number of RSUs and PSUs	(619,172)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 13.47
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs	4,726,135
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 10.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,726,135
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	1,726,171
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares	$ 10.84
Unrecognized compensation cost (in Dollars) | $	$ 417,747